Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Feb. 25, 2016
Schwab MarketTrack Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Schwab MarketTrack Growth PortfolioTM
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The portfolio seeks high capital growth with less volatility than an all-stock portfolio.
Expense [Heading]	rr_ExpenseHeading	Portfolio fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual portfolio operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when portfolio shares are held in a taxable account. These costs, which are not reflected in the annual portfolio operating expenses or in the example, affect the portfolio's performance. During the most recent fiscal year, the portfolio's portfolio turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired fund fees and expenses (AFFE) are based on estimated amounts for the current fiscal year. AFFE reflects fees and expenses incurred indirectly by the portfolio through its investments in the underlying funds.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual portfolio operating expenses in the fee table may differ from the expense ratios in the portfolio's "Financial highlights" because the financial highlights include only the portfolio's direct operating expenses and do not include AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same. The figures are based on total annual portfolio operating expenses (including AFFE). The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its goal, the portfolio maintains a defined asset allocation. The portfolio’s target allocation includes stock, bond and cash investments.

The portfolio’s allocation focuses on stock investments, while including some bonds and cash investments in seeking to reduce the portfolio’s volatility. The portfolio seeks to remain close to the target allocations of 80% equity, 15% fixed income and 5% cash and cash equivalents (including money market funds) and typically does not change its target allocation.

The equity allocation is further divided into five segments; 40% of assets for U.S. large-cap, 20% for U.S. small-cap, 13% for developed international large-cap, 3% for developed international small-cap and 3% for emerging markets.

The portfolio invests mainly in other Schwab Funds®, including Schwab index funds, which use a variety of indexing strategies. These underlying Schwab index funds seek to track or replicate the total returns of various market indices. They typically invest in the securities included in the index they are tracking or replicating, and generally give each security the same weight as the index does. However, for certain underlying Schwab index funds, it is possible that the investment adviser may determine to utilize instead a “sampling” methodology in seeking to achieve the underlying fund’s objective. Sampling means that the investment adviser uses quantitative analysis to select securities from an index universe to obtain a representative sample of securities that resembles an index in terms of key risk factors, performance attributes and other characteristics. In certain circumstances it may not be possible or practicable for the underlying fund to invest in all of the securities comprising an index or in proportion to their weightings in an index.

The underlying funds may invest in derivatives and lend their securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. Each underlying fund focuses on a different market segment.

		The portfolio manager monitors the portfolio’s holdings and cash flow and manages them as needed in order to maintain the portfolio’s target allocation. The manager may permit modest deviations from the target allocation for certain periods of time, in order to reduce transaction costs.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The portfolio is subject to risks, any of which could cause an investor to lose money. The portfolio's principal risks include:

Asset Allocation Risk. The portfolio is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the portfolio’s assets among the various asset classes and market segments will cause the portfolio to underperform other funds with a similar investment objective.

Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the portfolio or vice versa. However, the investment adviser is a fiduciary to the portfolio and is legally obligated to act in the portfolio’s best interests when selecting underlying funds.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The value of your investment in the portfolio is based primarily on the prices of the underlying funds that the portfolio purchases. In turn, the price of each underlying fund is based on the value of its securities. The portfolio is subject to the performance and expenses of the underlying funds in which it invests. Before investing in the portfolio, investors should assess the risks associated with the underlying funds in which the portfolio may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the portfolio’s exposure to a particular risk will be proportionate to the portfolio’s overall asset allocation and underlying fund allocation.
  Investment Risk. The portfolio may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
  Investment Style Risk. Some underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Each underlying fund follows these stocks during upturns as well as downturns. Because of their indexing strategy, the underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index. A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the underlying fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.
  Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the equity market tends to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Tracking Error Risk. Each underlying index fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
  Large-Cap Risk. Many of the risks of the underlying funds are associated with its investment in the large-cap segments of the stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small-cap stocks, for instance — an underlying fund’s performance also will lag those investments.
  Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — an underlying fund’s performance also will lag those investments.
  Money Market Risk. The portfolio may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the portfolio sells the shares it owns they may be worth more or less than what the portfolio originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation.
  Concentration Risk. To the extent that an underlying fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
  Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. To the extent that an underlying fund invests a significant portion of its assets in any one country, the underlying fund will be subject to a greater risk of loss or volatility than if the underlying fund always maintained wide geographic diversity among the countries in which it invests.
  Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund’s investments in emerging market countries and, at times, it may be difficult to value such investments.
  Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase volatility, and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund’s returns or as a substitute for a position or security.
  Exchange-Traded Fund (ETF) Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF's shares can result in its value of being more volatile than the underlying portfolio of securities.
  Credit Risk. An underlying fund may be subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund to lose money or underperform. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.
  Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the underlying fund’s yield will change over time. During periods when interest rates are low, the underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect the underlying fund’s share price: a rise in interest rates could cause the fund’s share price to fall. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be. A change in a central bank’s monetary policy or improving economic conditions, among other things, may result in an increase in interest rates.
  Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
  Sampling Index Tracking Risk. To the extent an underlying fund uses a sampling method, the underlying fund will not fully replicate its comparative index and may hold securities not included in the index. As a result, the underlying fund will be subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If the underlying fund utilizes a sampling approach, it may not track the return of the index as well as it would if the underlying fund purchased all of the securities in the index.
  Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
  Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gain distributions.
Direct Investment Risk. The portfolio may invest directly in individual securities, as well as other mutual funds, ETFs and cash equivalents, including money market securities. The portfolio’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.

		For more information on the risks of investing in the portfolio please see the “Portfolio details” section in the prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	The portfolio is subject to risks, any of which could cause an investor to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the portfolio's investment results have varied from year to year, and the following table shows how the portfolio's average annual total returns for various periods compared to those of certain broad based indices and a composite index based on the portfolio's target allocation. This information provides some indication of the risks of investing in the portfolio. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.csimfunds.com/schwabfunds_prospectus.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the portfolio's investment results have varied from year to year, and the following table shows how the portfolio's average annual total returns for various periods compared to those of certain broad based indices and a composite index based on the portfolio's target allocation.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Growth Composite Index is a custom blended index developed by Charles Schwab Investment Management, Inc. based on a comparable portfolio asset allocation that effective December 1, 2014 is calculated using the following portion allocations: 28.1% S&P 500® Index, 14.0% Russell 2000® Index, 12.0% Russell Fundamental U.S. Large Company Index, 6.0% Russell Fundamental U.S. Small Company Index, 9.3% MSCI EAFE Index (Net), 4.0% Russell Fundamental Developed ex-U.S. Large Company Index (Net), 3.3% Russell Fundamental Developed ex-U.S. Small Company Index (Net), 3.3% Russell Fundamental Emerging Markets Large Company Index (Net), 15.0% Barclays U.S. Aggregate Bond Index, and 5.0% Barclays U.S. Treasury Bills: 1-3 Months Index. From March 1, 2014 to December 1, 2014 the index was comprised of 40% S&P 500 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index (Net), 15% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1-3 Months Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.csimfunds.com/schwabfunds_prospectus
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns (%) as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 16.43% Q2 2009 Worst quarter: (18.19%) Q4 2008
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12/31/15
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014 the index was comprised of 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE Index (Net), 15% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1-3 Months Index. The components that make up the composite may vary over time.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your portfolio shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund's other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your portfolio shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Schwab MarketTrack Growth Portfolio | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a % of the amount sold or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.13%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%
Acquired fund fees and expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.62%	[2],[3]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Investor Shares
1 year	rr_ExpenseExampleYear01	$ 63
3 years	rr_ExpenseExampleYear03	199
5 years	rr_ExpenseExampleYear05	346
10 years	rr_ExpenseExampleYear10	$ 774
2006	rr_AnnualReturn2006	15.09%
2007	rr_AnnualReturn2007	5.39%
2008	rr_AnnualReturn2008	(31.30%)
2009	rr_AnnualReturn2009	24.04%
2010	rr_AnnualReturn2010	13.37%
2011	rr_AnnualReturn2011	(0.97%)
2012	rr_AnnualReturn2012	13.50%
2013	rr_AnnualReturn2013	23.49%
2014	rr_AnnualReturn2014	5.54%
2015	rr_AnnualReturn2015	(1.89%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.19%)
Label	rr_AverageAnnualReturnLabel	Before taxes
1 year	rr_AverageAnnualReturnYear01	(1.89%)
5 years	rr_AverageAnnualReturnYear05	7.53%
10 years	rr_AverageAnnualReturnYear10	5.35%
Schwab MarketTrack Growth Portfolio | After taxes on distributions | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions
1 year	rr_AverageAnnualReturnYear01	(4.92%)
5 years	rr_AverageAnnualReturnYear05	6.43%
10 years	rr_AverageAnnualReturnYear10	4.49%
Schwab MarketTrack Growth Portfolio | After taxes on distributions and sale of shares | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions and sale of shares
1 year	rr_AverageAnnualReturnYear01	1.39%
5 years	rr_AverageAnnualReturnYear05	5.89%
10 years	rr_AverageAnnualReturnYear10	4.24%
Schwab MarketTrack Growth Portfolio | Comparative Indices (reflect no deduction for expenses or taxes) S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Comparative Indices (reflect no deduction for expenses or taxes) S&P 500® Index
1 year	rr_AverageAnnualReturnYear01	1.38%
5 years	rr_AverageAnnualReturnYear05	12.57%
10 years	rr_AverageAnnualReturnYear10	7.31%
Schwab MarketTrack Growth Portfolio | Comparative Indices (reflect no deduction for expenses or taxes) Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Comparative Indices (reflect no deduction for expenses or taxes) Barclays U.S. Aggregate Bond Index
1 year	rr_AverageAnnualReturnYear01	0.55%
5 years	rr_AverageAnnualReturnYear05	3.25%
10 years	rr_AverageAnnualReturnYear10	4.51%
Schwab MarketTrack Growth Portfolio | Comparative Indices (reflect no deduction for expenses or taxes) Growth Composite Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Comparative Indices (reflect no deduction for expenses or taxes) Growth Composite Index
1 year	rr_AverageAnnualReturnYear01	(1.27%)	[4]
5 years	rr_AverageAnnualReturnYear05	8.08%	[4]
10 years	rr_AverageAnnualReturnYear10	5.83%	[4]

[1]	Acquired fund fees and expenses (AFFE) are based on estimated amounts for the current fiscal year. AFFE reflects fees and expenses incurred indirectly by the portfolio through its investments in the underlying funds.
[2]	(including AFFE)
[3]	The total annual portfolio operating expenses in the fee table may differ from the expense ratios in the portfolio's "Financial highlights" because the financial highlights include only the portfolio's direct operating expenses and do not include AFFE.
[4]	The Growth Composite Index is a custom blended index developed by Charles Schwab Investment Management, Inc. based on a comparable portfolio asset allocation that effective December 1, 2014 is calculated using the following portion allocations: 28.1% S&P 500® Index, 14.0% Russell 2000® Index, 12.0% Russell Fundamental U.S. Large Company Index, 6.0% Russell Fundamental U.S. Small Company Index, 9.3% MSCI EAFE Index (Net), 4.0% Russell Fundamental Developed ex-U.S. Large Company Index (Net), 3.3% Russell Fundamental Developed ex-U.S. Small Company Index (Net), 3.3% Russell Fundamental Emerging Markets Large Company Index (Net), 15.0% Barclays U.S. Aggregate Bond Index, and 5.0% Barclays U.S. Treasury Bills: 1-3 Months Index. From March 1, 2014 to December 1, 2014 the index was comprised of 40% S&P 500 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index (Net), 15% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1-3 Months Index. On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014 the index was comprised of 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE Index (Net), 15% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1-3 Months Index. The components that make up the composite may vary over time.